ARRANGEMENT AND ASSETS HELD FOR SALE (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash	$ 579,508	$ 7,608,149	$ 3,017,704
Equipment	41,035	153,800	159,484
Total	40,814,952	7,798,631	3,400,142
Accounts Payble And Accrued Liabilities	2,502,139	1,759,163	2,420,392
Net Asset	62,046,418	39,833,010	27,448,088
Mineral Properties	21,134,876	31,806,594	23,782,884
Total Liabilities	9,318,546	$ 1,779,696	$ 2,452,677
Nickel Co
Statement [Line Items]
Cash	7,514,181
Prepaid Expences	0
Equipment	0
Accounts Payble And Accrued Liabilities	284,383
Flying Nickel Ft Share Liability	139,471
Flying Nickel Subscription Receipts, Net	6,350,658
Net Asset	17,192,325
Mineral Properties	16,452,656
Total Assets	23,966,837
Total Liabilities	6,774,512
Vanadium Co
Statement [Line Items]
Cash	411
Prepaid Expences	2,172
Equipment	65,490
Total	16,085,640
Accounts Payble And Accrued Liabilities	41,895
Flying Nickel Ft Share Liability	0
Flying Nickel Subscription Receipts, Net	0
Net Asset	16,043,745
Mineral Properties	16,017,567
Total Liabilities	41,895
Assets as held for sale
Statement [Line Items]
Cash	7,514,592
Prepaid Expences	2,172
Equipment	65,490
Mineral Properties	32,470,223
Total	40,052,477
Accounts Payble And Accrued Liabilities	326,278
Flying Nickel Ft Share Liability	139,471
Flying Nickel Subscription Receipts, Net	6,350,658
Net Asset	$ 33,236,070